Inventories (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory Write-down		$ 100	$ 100	$ 33
BF-RhodoLED [Member]
[custom:ProvisionForInventories]			$ 100
Xepi [Member]
Inventory Write-down				$ 300